Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
Deferred Revenue
Balance at December 31, 2020	$-

Increase due to the business combinations	483
Change in deferred revenue	179

Balance at December 31, 2021 (*)	$662